Schedule of Digital Asset (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares
Crypto Asset, Holding [Line Items]
Stock of bitcoins at the beginning of the year, Number | shares		15.99	2.58
Stock of bitcoins at the beginning of the year, Value		$ 1,460,834	$ 246,136
Mined during the year, Number | shares		41.21	89.09
Mined during the year, Value		$ 3,008,051	$ 8,819,575
Exchanged for USD, Number | shares		(32.53)	(74.32)
Exchanged for USD, Value		$ (2,604,044)	$ (7,838,757)
Exchanged for USDT, Number | shares			(3.50)
Exchanged for USDT, Value			$ (326,515)
Collected BTC, Number | shares			2.14
Collected BTC, Value			$ 178,726
Change in fair value of Bitcoin, Value	[1]	$ (419,009)	$ 381,669
Stock of bitcoins at the end of the year, Number | shares		24.67	15.99
Stock of bitcoins at the end of the year, Value		$ 1,445,832	$ 1,460,834
Balance beginning		1,483,451
Balance ending		1,445,832	1,483,451
Total per Note 3 to Balance Sheet		1,445,832	1,483,451
United States Dollar Tether [Member]
Crypto Asset, Holding [Line Items]
Balance beginning		22,617	11,617
Proceeds from exchange of USD and USDC		124,430	2,564,355
Proceeds from exchange of bitcoins			326,514
Procurement of equipment and expenses		(147,047)	(2,879,869)
Balance ending			22,617
Total per Note 3 to Balance Sheet			$ 22,617

[1]	The output of bitcoins in Duff during the first half year of 2026 is 25.63 coins (2025-H1:33.33 coins).